EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
Calculation of Basic and Diluted Earnings Per Share
	For the years ended
	2012	2013		2014
	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class B	Class A	Class B	Class A	Class A	Class B	Class B

Earnings per share—basic:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—basic	4,243	2,758	103,296	74,478	12,004	82,571	13,309

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	229,374,777	6,198,153	232,144,532	161,137,587	161,137,587	178,645,232	178,645,232
Denominator used for earnings per share	229,374,777	6,198,153	232,144,532	161,137,587	161,137,587	178,645,232	178,645,232
Earnings per share—basic	0.02	0.45	0.45	0.46	0.07	0.46	0.07

Earnings per share—diluted:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share— diluted	4,243	10,875	95,179	78,445	12,643	78,604	12,670
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	-	95,179	-	78,604	12,670	-	-
Net income attributable to ordinary shareholders	4,243	106,054	95,179	157,049	25,313	78,604	12,670

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	229,374,777	6,198,153	232,144,532	161,137,587	161,137,587	178,645,232	178,645,232
Conversion of Class B to Class A ordinary shares	-	232,144,532	-	178,645,232	178,645,232	-	-
Share options	4,303,704	21,386,682	-	18,065,885	18,065,885	-	-
Denominator used for earnings per share	233,678,481	259,729,367	232,144,532	357,848,704	357,848,704	178,645,232	178,645,232
Earnings per share—diluted	0.02	0.41	0.41	0.44	0.07	0.44	0.07

Earnings per ADS:
Denominator used for earnings per ADS - basic	-	619,815	-	16,113,759	16,113,759	-	-
Denominator used for earnings per ADS - diluted	-	25,972,937	-	35,784,870	35,784,870	-	-
Earnings per ADS - basic	-	4.45	-	4.62	0.74	-	-
Earnings per ADS - diluted	-	4.08	-	4.39	0.71	-	-